Revenues - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Billed accounts receivable, net of allowance	$ 11,588	$ 2,878	$ 5,521